Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Book Value of Deposits
The book value of deposits consisted
of
the following:

	December 31
(In thousands)	2023	2022
Noninterest-bearing accounts	$6,149,080	$7,199,678
Interest-bearing transaction accounts	5,648,135	5,116,966
Regular savings	1,345,258	1,678,302
Interest-bearing money market accounts	6,349,453	6,299,404
Time deposits under $100,000	1,066,092	843,950
Time deposits over $100,000	2,261,301	1,164,866

Total deposits	$22,819,319	$22,303,166